SHARE OPTION PLAN (Schedule of Assumptions Used in the Option Pricing Model) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
SHARE OPTION PLAN [Abstract]
Weighted average volatility rate	47.60%	48.30%
Weighted average risk-free interest rate	1.18%	2.59%
Weighted average expected option life (years)	6 years	6 years
Weighted average dividend yield	0.00%	0.00%
Weighted average fair value of underlying ordinary shares	$ 0.84	$ 1.19